Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	PATHFINDER BANCORP, INC.
Entity Central Index Key	0001609065
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	38-3941859
Entity Address, Address Line One	214 West First Street
Entity Address, City or Town	Oswego
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13126
City Area Code	315
Local Phone Number	343-0057